Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents		$ 2,697	$ 3,615
Other accounts receivables and prepaid expenses		4,383	4,015
Short-term investment		64	273
Total current assets		7,144	7,903
NON-CURRENT ASSETS:
Lease deposit			2
Other non-current receivables		912
Right to use asset		83
Property, plant and equipment, net		36	47
Total long-term assets		1,031	49
Total assets		8,175	7,952
CURRENT LIABILITIES:
Trade payables		2,156	1,071
Lease liability - current		36
Deferred revenues		469	926
Other accounts payable		610	1,122
Total current liabilities		3,271	3,119
NON-CURRENT LIABILITIES:
Lease liability – non current		39
Warrants exercisable into shares		1,566
Deferred revenues		2,422	1,818
Total Long-term liabilities		4,027	1,818
CONTIGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital		8,225	2,635
Share premium	[1]	95,665	94,076
Capital reserve from share-based payment transactions		6,070	5,800
Accumulated other comprehensive income		1,127	1,127
Accumulated deficit		(110,210)	(100,623)
Total equity		877	3,015
Total liabilities and equity		$ 8,175	$ 7,952

[1]	Warrants exercisable into shares as of December 31, 2018 were reclassified into Share premium.